Share Capital and Capital reserve (Tables)	3 Months Ended
Mar. 31, 2024
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Share Capital and Capital Reserve

	Shares		March 31, 2024	December 31, 2023
	March 31, 2024	December 31, 2023	€m	€m
Authorized Share Capital issued and fully paid:
Ordinary Shares with nil nominal value	162,719,172	163,167,134	1,446.3	1,453.4
Total share capital and capital reserve			1,446.3	1,453.4
Listing and share transaction costs			(27.3)	(27.3)
Total net share capital and capital reserve			1,419.0	1,426.1